Schedule of Portfolio Investments
AAMA Equity Fund
March 31, 2025 (Unaudited)

COMMON STOCKS - 68.7%	Shares	Fair Value
AEROSPACE & DEFENSE - 1.6%
RTX Corporation	46,696	$ 6,185,352

BANKING - 2.4%
JPMorgan Chase & Company	37,400	9,174,220

BEVERAGES - 1.1%
PepsiCo, Inc.	26,400	3,958,416

BIOTECH & PHARMA - 3.3%
Amgen, Inc.	15,000	4,673,250
Johnson & Johnson	48,000	7,960,320
		12,633,570
DIVERSIFIED INDUSTRIALS - 2.3%
Emerson Electric Company	78,400	8,595,776

E-COMMERCE DISCRETIONARY - 2.7%
Amazon.com, Inc. (a)	54,000	10,274,040

ELECTRIC UTILITIES - 3.3%
American Electric Power Company, Inc.	23,000	2,513,210
Constellation Energy Corporation	10,000	2,016,300
Duke Energy Corporation	19,000	2,317,430
Exelon Corporation	30,000	1,382,400
Public Service Enterprise Group, Inc.	25,000	2,057,500
Southern Company (The)	25,000	2,298,750
		12,585,590
ENGINEERING & CONSTRUCTION - 1.1%
Quanta Services, Inc.	16,100	4,092,298

HOUSEHOLD PRODUCTS - 1.3%
Procter & Gamble Company (The)	29,400	5,010,348

INDUSTRIAL SUPPORT SERVICES - 3.3%
Fastenal Company	30,000	2,326,500
Grainger (W.W.), Inc.	10,100	9,977,083
		12,303,583

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 68.7% (Continued)	Shares	Fair Value
INTERNET MEDIA & SERVICES - 2.8%
Alphabet, Inc. - Class A	68,000	$ 10,515,520

METALS & MINING - 2.5%
Freeport-McMoRan, Inc.	250,000	9,465,000

OIL & GAS PRODUCERS - 4.9%
Chevron Corporation	46,500	7,778,985
Exxon Mobil Corporation	92,000	10,941,560
		18,720,545
RETAIL - CONSUMER STAPLES - 4.9%
Kroger Company (The)	102,500	6,938,225
Walmart, Inc.	133,000	11,676,070
		18,614,295
RETAIL - DISCRETIONARY - 1.6%
Home Depot, Inc. (The)	17,000	6,230,330

SEMICONDUCTORS - 5.7%
Applied Materials, Inc.	56,000	8,126,720
QUALCOMM, Inc.	50,900	7,818,749
Texas Instruments, Inc.	31,700	5,696,490
		21,641,959
SOFTWARE - 3.2%
Microsoft Corporation	32,500	12,200,175

TECHNOLOGY HARDWARE - 6.5%
Apple, Inc.	47,200	10,484,536
Cisco Systems, Inc.	131,600	8,121,036
Corning, Inc.	134,800	6,171,144
		24,776,716
TECHNOLOGY SERVICES - 5.1%
Mastercard, Inc. - Class A	11,100	6,084,132
Visa, Inc. - Class A	37,400	13,107,204
		19,191,336
TELECOMMUNICATIONS - 6.4%
AT&T, Inc.	330,000	9,332,400
T-Mobile US, Inc.	55,315	14,753,064
		24,085,464

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 68.7% (Continued)			Shares	Fair Value
TRANSPORTATION & LOGISTICS - 2.7%
Norfolk Southern Corporation			14,200	$ 3,363,270
Union Pacific Corporation			19,800	4,677,552
United Parcel Service, Inc. - Class B			20,000	2,199,800
				10,240,622

TOTAL COMMON STOCKS (Cost $116,400,633)				$ 260,495,155

EXCHANGE-TRADED FUNDS - 21.8%			Shares	Fair Value
iShares Core S&P 500 ETF			69,200	$ 38,883,480
Vanguard S&P 500 ETF			85,600	43,990,696
TOTAL EXCHANGE-TRADED FUNDS (Cost $35,837,002)				$ 82,874,176

U.S. TREASURY OBLIGATIONS - 5.3%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 5.3% (b)
U.S. Treasury Bills (Cost $19,995,298)	4.312%	04/03/25	$ 20,000,000	$ 19,995,285

MONEY MARKET FUNDS - 4.3%			Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 4.13% (c) (Cost $16,488,380)			16,488,380	$ 16,488,380

TOTAL INVESTMENTS (Cost $188,721,313) - 100.1%				$ 379,852,996

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)				(345,985)

NET ASSETS - 100.0%				$ 379,507,011

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of March 31, 2025.

Schedule of Portfolio Investments
AAMA Income Fund
March 31, 2025 (Unaudited)

MUNICIPAL BONDS - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021, (Cost $1,341,742)	2.000%	12/01/26	$ 1,320,000	$ 1,276,508

U.S. GOVERNMENT AGENCIES - 23.4%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 7.2%
Federal Home Loan Bank	1.750%	09/12/25	$ 5,000,000	$ 4,943,281
Federal Home Loan Bank	1.650%	11/24/28	5,000,000	4,602,039
				9,545,320

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.2%
Federal National Mortgage Association	0.625%	04/22/25	5,000,000	4,989,101
Federal National Mortgage Association	2.125%	04/24/26	11,454,000	11,223,563
Federal National Mortgage Association	0.750%	10/08/27	5,957,000	5,509,904
				21,722,568

TOTAL U.S. GOVERNMENT AGENCIES (Cost $32,398,510)				$ 31,267,888

U.S. TREASURY OBLIGATIONS - 69.8%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 44.6% (a)
U.S. Treasury Bills	4.312%	04/03/25	$ 20,000,000	$ 19,995,285
U.S. Treasury Bills	4.294%	05/15/25	15,000,000	14,922,373
U.S. Treasury Bills	4.327%	06/17/25	25,000,000	24,776,887
				59,694,545

U.S. TREASURY NOTES - 25.2%
U.S. Treasury Notes	4.625%	11/15/26	15,000,000	15,155,860
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	9,325,781
U.S. Treasury Notes	1.125%	02/29/28	10,000,000	9,247,656
				33,729,297

TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,639,876)				$ 93,423,842

Schedule of Portfolio Investments (Continued)
AAMA Income Fund

MONEY MARKET FUNDS - 5.6%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 4.13% (b) (Cost $7,452,091)	7,452,091	$ 7,452,091

TOTAL INVESTMENTS (Cost $135,832,219) - 99.7%		$ 133,420,329

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		407,673

NET ASSETS - 100.0%		$ 133,828,002

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.